Securities Not Included in Computation of Diluted Earnings (Loss) Per Share from Continuing or Discontinued Operations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Stock options and warrants	1,836,106